GUARANTEE LIABILITIES	12 Months Ended
Mar. 31, 2023
GUARANTEE LIABILITIES
GUARANTEE LIABILITIES

10. GUARANTEE LIABILITIES

	March 31, 2022	March 31, 2023
	RMB	RMB

Guarantee liabilities – stand ready	46	—
Guarantee liabilities – contingent	133	—
	179	—

The movement of guarantee liabilities – stand ready was as follows:

	For the fiscal years ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Beginning balance of the period	207,997	172	46
Guarantee income (i) (Note 14)	(207,825)	(126)	(46)
Ending balance of the period	172	46	—

The movement of guarantee liabilities - contingent was as follows:

	For the fiscal years ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Beginning balance of the period	702,952	2,269	133
Guarantee liabilities settled	(68,578)	—	—
Guarantee liabilities released to WeBank (i)	(630,733)	—	—
Provision for credit losses	(1,372)	(2,136)	(133)
Ending balance of the period	2,269	133	—

(i) In order to settle the Company’s remaining guarantee liabilities, the Company entered into a supplemental agreement on April 23, 2020 (the “2020 April Agreement”) with WeBank with regards to the Company’s historically-facilitated loans. Pursuant to the 2020 April Agreement, WeBank agreed to set a cap on the amount of cash the Company would use to fulfil its guarantee obligations from 2020 to 2022. Subsequently on July 23, 2020, the Company entered into another supplemental agreement (the “2020 July Agreement”) with WeBank, which amended and restated the 2020 April Agreement. Pursuant to the 2020 July Agreement, the Company will pay an aggregate amount of RMB372.0 million to WeBank from 2020 to 2025 as a guarantee settlement with a maximum annual settlement amount of no more than RMB84.0 million. Upon the signing of the 2020 July Agreement, the Company was no longer subject to guarantee obligations in relation to its historically facilitated loans for WeBank under the condition that the Company made the instalments based on the agreed-upon schedule in the 2020 July Agreement.

Subsequently on June 21, 2021, the Company entered into another supplemental agreement with WeBank and under this supplemental agreement a total of RMB48.0 million instalment payments was waived immediately upon the effectiveness of this supplemental agreement. The effectiveness of this supplemental agreement was conditioned on the closing of the first tranche of financing with NIO Capital and Joy Capital. The first tranche of financing closed on July 12, 2021 and therefore this supplemental agreement became effective on July 12, 2021, and related waived payment, total amount of RMB73.7 million, was recorded in “other operating income”.

Pursuant to the July Agreement, total outstanding payables was RMB114.4 million as of March 31, 2023, out of which RMB58.6 million was recorded in “consideration payable to WeBank” and the remaining was recorded in “other payables and other current liabilities” (Note 11, 12).